1
Gabelli Automation ETF
Schedule of Investments — March 31, 2023 (Unaudited)
Shares Market Value
COMMON STOCKS – 100.0%
Aerospace and Defense – 4.9%
4,454
Allied Motion Technologies Inc. ...............
$ 172,147
Building and Construction – 2.2%
1,307
Johnson Controls International plc .........
78,707
Cable and Satellite – 0.8%
3,098
DISH Network Corp., Cl. A† ...................
28,904
Computer Integrated Systems Design – 1.8%
4,232
Kyndryl Holdings Inc.† ............................
62,464
Computer Programming, Data Processing, Etc. – 2.7%
920
Alphabet Inc., Cl. A† ...............................
95,432
Computer Software and Services – 2.0%
3,000
NCR Corp.† ............................................
70,770
Consumer Products – 1.5%
2,283
The AZEK Co. Inc.† ................................
53,742
Consumer Services – 6.1%
780
Amazon.com Inc.† ..................................
80,566
7,288
Resideo Technologies Inc.† ....................
133,225
213,791
Diversified Industrial – 2.2%
6,750
L B Foster Co., Cl. A† .............................
77,490
Electric Lighting & Wiring Equipment – 3.2%
2,691
AZZ Inc. ..................................................
110,977
Electronic & Other Electrical Equipment – 5.7%
2,300
Emerson Electric Co. ..............................
200,422
Electronics – 5.0%
1,127
Itron Inc.† ................................................
62,492
4,617
Kimball Electronics Inc.† ........................
111,270
173,762
Environmental Services – 3.0%
769
Republic Services Inc. ............................
103,984
Equipment and Supplies – 7.7%
1,254
AMETEK Inc. ..........................................
182,244
1,260
Tennant Co. .............................................
86,348
268,592
Fabricated Structural Metal Products – 2.3%
2,459
Proto Labs Inc.† .....................................
81,516
Financial Services – 4.3%
1,176
Intercontinental Exchange Inc. ...............
122,645
504
NASDAQ Inc. ..........................................
27,554
150,199
General Industrial Machinery & Equipment – 3.3%
3,200
Matthews International Corp., Cl. A ........
115,392
Health Care – 1.4%
630
Hologic Inc.† ...........................................
50,841
Shares Market Value
Industrial Instruments For Measurement, Display, and
Control – 2.7%
1,407
Fortive Corp. ...........................................
$ 95,915
Measuring & Controlling Devices, NEC – 6.7%
800
Rockwell Automation Inc. ........................
234,760
Metal Cans – 7.4%
975
Agnico Eagle Mines Ltd. .........................
49,696
12,125
Ardagh Metal Packaging SA ...................
49,470
2,703
Barrick Gold Corp. ..................................
50,195
2,225
Newmont Corp. .......................................
109,069
258,430
Prepackaged Software – 13.6%
200
Aspen Technology Inc.† ..........................
45,774
4,427
Backblaze Inc., Cl. A† .............................
22,356
1,149
Check Point Software Technologies
Ltd.† ...................................................
149,370
7,044
N-able Inc.† ............................................
92,981
896
Oracle Corp. ...........................................
83,256
648
PTC Inc.† ................................................
83,093
476,830
Pumps & Pumping Equipment – 3.1%
1,259
ITT Inc. ....................................................
108,652
Switchgear & Switchboard Apparatus – 3.4%
3,500
ABB Ltd., ADR ........................................
120,050
Wholesale-Durable Goods – 3.0%
152
WW Grainger Inc. ...................................
104,699
TOTAL INVESTMENTS — 100.0%
(cost $4,008,459) ....................................
$ 3,508,468
† Non-income producing security.
ADR    American Depositary Receipt